Supplement dated November 8, 2016 to your Prospectus dated May 1, 2016, for the Pacific Odyssey (offered on and after October 1, 2013) variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2016, as supplemented. The change described in this supplement is effective December 1, 2016.

All references to the Administrative Fee in the Prospectus are subject to the following rate change:

For Contracts issued on and after December 1, 2016, we will assess an Administrative Fee at an annual rate equal to 0.15%. If your Contract is issued before December 1, 2016, your Administrative Fee annual rate remains at 0.25% and will not change.

Form No. PODSUP1116

Supplement dated November 8, 2016 to your Statement of Additional Information dated May 1, 2016,

for the Pacific Odyssey (offered on and after October 1, 2013) variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Statement of Additional Information (“SAI”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the SAI dated May 1, 2016, as supplemented. The change described in this supplement is effective December 1, 2016.

All references to the Administrative Fee in the SAI are subject to the following rate change:

For Contracts issued on and after December 1, 2016, we will assess an Administrative Fee at an annual rate equal to 0.15%. If your Contract is issued before December 1, 2016, your Administrative Fee annual rate remains at 0.25% and will not change.

Form No. PODSAI1116